Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Sep. 29, 2018
Balance Sheet Related Disclosures [Abstract]
Current Receivables

Current receivables	September 29, 2018	September 30, 2017

Accounts receivable	$8,268	$7,611
Other	1,258	1,209
Allowance for doubtful accounts	(192)	(187)
	$9,334	$8,633

Other Current Assets

Other current assets
Prepaid expenses	$476	$445
Other	159	143
	$635	$588

Parks, Resorts and Other Property, at Cost

Parks, resorts and other property
Attractions, buildings and improvements	$28,995	$28,644
Furniture, fixtures and equipment	19,400	18,908
Land improvements	5,911	5,593
Leasehold improvements	932	898
	55,238	54,043
Accumulated depreciation	(30,764)	(29,037)
Projects in progress	3,942	2,145
Land	1,124	1,255
	$29,540	$28,406

Intangible Assets

Intangible assets
Character/franchise intangibles and copyrights	$5,829	$5,829
Other amortizable intangible assets	1,213	1,154
Accumulated amortization	(2,070)	(1,828)
Net amortizable intangible assets	4,972	5,155
FCC licenses	602	602
Trademarks	1,218	1,218
Other indefinite lived intangible assets	20	20
	$6,812	$6,995

Other Non-current Assets

Other non-current assets	September 29, 2018	September 30, 2017

Receivables	$1,928	$1,688
Prepaid expenses	919	233
Other	518	469
	$3,365	$2,390

Accounts Payable and Other Accrued Liabilities

Accounts payable and other accrued liabilities
Accounts payable	$6,503	$6,305
Payroll and employee benefits	2,189	1,819
Other	787	731
	$9,479	$8,855

Other Long-term Liabilities

Other long-term liabilities
Pension and postretirement medical plan liabilities	$2,712	$3,281
Other	3,878	3,162
	$6,590	$6,443